INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Examination [Line Items]
Net (decrease) increase in the effective tax rate from prior period	(1.60%)	(0.40%)
Non-U.S. effective income tax rate	19.10%	19.70%
Net (decrease) increase in non-U.S. income tax rate	(0.60%)	(5.60%)
Gross deferred tax assets	$ 3,698	$ 3,456
Valuation allowance	1,374	1,253
Valuation allowance impact to tax expense	(88)	(13)	$ (458)
Operating loss carryforward, not subject to expiration	3,228
Capital loss carryforward, subject to expiration	510
Unrecognized tax benefits	1,238	1,201	1,215	$ 1,077
Income tax examination unrecognized tax benefits from examination	874	787	803
Income tax examination estimated interest and penalties from examination	55	94	74
Income tax examination accrued interest and penalties from examination	751	$ 707	$ 612
Non-U.S.
Income Tax Examination [Line Items]
Gross deferred tax assets	1,258
Valuation allowance	1,058
U.S. Plans
Income Tax Examination [Line Items]
Valuation allowance	$ 316